Goodwill And Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 24, 2011	Dec. 25, 2010
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

(5) Goodwill and Other Intangible Assets

The changes in the gross carrying amount of goodwill from December 25, 2010 to September 24, 2011 are due to the impact of foreign currency fluctuations and goodwill acquired.

Other intangible assets at September 24, 2011 consisted of the following (in thousands):

	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying amount

Definite-lived intangibles:
Franchise rights	20	$383,476	(113,932)	269,544
Favorable operating leases acquired	13	87,937	(36,968)	50,969
License rights	10	6,230	(3,467)	2,763

Indefinite-lived intangible:
Trade names	N/A	1,190,970	—	1,190,970

		$1,668,613	(154,367)	1,514,246

Other intangible assets at December 25, 2010 consisted of the following (in thousands):

	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying amount

Definite lived intangibles:
Franchise rights	20	$385,309	(100,296)	285,013
Favorable operating leases acquired	13	90,406	(33,965)	56,441
License rights	10	6,230	(2,997)	3,233

Indefinite lived intangible:
Trade names	N/A	1,190,970	—	1,190,970

		$1,672,915	(137,258)	1,535,657

The changes in the gross carrying amount of other intangible assets from December 25, 2010 to September 24, 2011 are due to the impact of foreign currency fluctuations and the impairment of favorable operating leases acquired resulting from lease terminations. Impairment of favorable operating leases acquired totaled $32 thousand and $145 thousand for the three months ended September 24, 2011 and September 25, 2010, respectively, and $249 thousand and $1.7 million for the nine months ended September 24, 2011 and September 25, 2010, respectively, and is included within impairment charges in the consolidated statements of operations.

Total estimated amortization expense for fiscal years 2011 through 2015 is presented below (in thousands). The amount reflected below for fiscal year 2011 includes year-to-date amortization.

Fiscal year:
2011	$27,899
2012	26,824
2013	26,264
2014	25,737
2015	25,382

The impact of our unfavorable leases acquired resulted in an increase in rental income and a decrease in rental expense as follows (in thousands):

	Three months ended		Nine months ended
	September 24, 2011	September 25, 2010	September 24, 2011	September 25, 2010

Increase in rental income	$292	365	1,114	1,455
Decrease in rental expense	601	695	1,477	1,841

Total increase in operating income	$893	1,060	2,591	3,296

(8) Goodwill and other intangible assets

The changes and carrying amounts of goodwill by reporting unit were as follows (in thousands):

Goodwill	Dunkin' Donuts U.S.	Dunkin' Donuts International	Baskin- Robbins International	Total

Balance at December 27, 2008 (as adjusted):
Goodwill	$1,148,016	10,186	24,037	1,182,239
Accumulated impairment charges	(270,441)	—	(24,037)	(294,478)

Balance at December 27, 2008	877,575	10,186	—	887,761
Effects of foreign currency adjustments	—	89	—	89

Balance at December 26, 2009 (as adjusted):
Goodwill	1,148,016	10,275	24,037	1,182,328
Accumulated impairment charges	(270,441)	—	(24,037)	(294,478)

Balance at December 26, 2009	877,575	10,275	—	887,850
Goodwill acquired	780	—	—	780
Effects of foreign currency adjustments	—	25	—	25

Balance at December 25, 2010:
Goodwill	1,148,796	10,300	24,037	1,183,133
Accumulated impairment charges	(270,441)	—	(24,037)	(294,478)

Balance at December 25, 2010	$878,355	10,300	—	888,655

Other intangible assets at December 25, 2010 consisted of the following (in thousands):

	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying amount

Definite lived intangibles:
Franchise rights	20	$385,309	(100,296)	285,013
Favorable operating leases acquired	13	90,406	(33,965)	56,441
License rights	10	6,230	(2,997)	3,233
Indefinite lived intangible:
Trade names	N/A	1,190,970	—	1,190,970

		$1,672,915	(137,258)	1,535,657

Other intangible assets at December 26, 2009 consisted of the following (in thousands):

	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying amount

Definite lived intangibles:
Franchise rights	20	$385,088	(79,496)	305,592
Favorable operating leases acquired	12	98,696	(32,201)	66,495
License rights	6	31,190	(24,071)	7,119
Indefinite lived intangible:
Trade names	N/A	1,190,970	—	1,190,970

		$1,705,944	(135,768)	1,570,176

During the fourth quarter of 2008, management concluded that indicators of potential impairment were present and that an evaluation of the carrying value of goodwill and trade names was therefore required. The indicators that triggered the interim impairment tests included the economic environment and declines in peer company market values. Accordingly, the Company performed an interim test for impairment as of December 27, 2008.

The impairment test of the Baskin-Robbins trade name resulted in an impairment charge of $34.0 million, which was recorded during fiscal year 2008 to the Baskin-Robbins U.S. reporting unit, and is included in other impairment charges in the consolidated statements of operations. Fair value of the Baskin-Robbins trade name was estimated using the relief from royalty method, an income approach to valuation. As the estimated fair value of the Dunkin' Donuts trade name exceeded its carrying value, the Company did not record any impairment on the Dunkin' Donuts trade name.

For goodwill, an indication of impairment existed for the Dunkin' Donuts U.S. and Baskin-Robbins International reporting units. Based on the interim results of the goodwill impairment test, a total goodwill impairment charge of $294.5 million was recorded during fiscal year 2008. Fair value of the reporting units was estimated based on a combination of market multiples and discounted cash flows to determine the implied fair value of goodwill.

In connection with the recognition of the fiscal year 2008 noncash impairment charge for trade name intangible assets of $34.0 million, the Company recorded a deferred tax benefit of approximately $13.8 million to reduce a previously established deferred tax liability related to the above-noted intangible assets. There was no deferred tax impact as a result of the goodwill impairment charge as the goodwill is not deductible for tax purposes.

The changes in the gross carrying amount of other intangible assets from December 26, 2009 to December 25, 2010 is due to the impact of foreign currency fluctuations and the impairment of favorable operating leases acquired resulting from lease terminations. Impairment of favorable operating leases acquired totaled $2.3 million, $1.7 million, and $1.4 million for fiscal years 2010, 2009, and 2008, respectively, and is included in other impairment charges in the consolidated statements of operations. Additionally, during fiscal year 2010, the Company wrote off a fully amortized license right intangible asset with a gross carrying amount of $25.0 million.

Total amortization expense was $32.5 million, $36.0 million, and $37.8 million for fiscal years 2010, 2009, and 2008, respectively. Total estimated amortization expense for other intangible assets for fiscal years 2011 through 2015 is as follows (in thousands):

Fiscal year:
2011	$27,984
2012	26,911
2013	26,321
2014	25,778
2015	25,422